Related Party Balance and Transactions (Details) - Schedule of Related Party Balance and Transactions - USD ($)		Jun. 30, 2024	Jun. 30, 2023
Kin On Engineering (International) Limited [Member]
Schedule of Related Party Balance and Transactions [Line Items]
Due from a related party	[1]	$ 58,899
Alpha Generator Limited [Member]
Schedule of Related Party Balance and Transactions [Line Items]
Due from a related party	[2]	1,280
OPS Holdings Limited [Member]
Schedule of Related Party Balance and Transactions [Line Items]
Due from a related party	[3]	5,767
Related Party [Member]
Schedule of Related Party Balance and Transactions [Line Items]
Due from a related party		65,946
Prepayments – related parties		7,298	7,280
Rental deposits – related parties		21,895	21,839
Due to related parties		46	35,167
Sannogi Holdings Limited [Member]
Schedule of Related Party Balance and Transactions [Line Items]
Prepayments – related parties	[1],[4]	806	804
Rental deposits – related parties	[1],[5]	2,420	2,413
Sannogi Engineering Consultants Limited [Member]
Schedule of Related Party Balance and Transactions [Line Items]
Prepayments – related parties	[1],[4]	6,492	6,476
Rental deposits – related parties	[1],[5]	19,475	19,426
Rich Merchant Limited [Member]
Schedule of Related Party Balance and Transactions [Line Items]
Due to related parties	[1],[6]	$ 46	$ 35,167

[1]	The balance as of June 30, 2024 represented the receivable regarding the provision of management services to Kin On Engineering (International) Limited. These amounts were unsecured, interest-free and repayable on demand.
[2]	The balance represented the advances to Alpha Generator Limited for operational purpose. These amounts were unsecured, interest-free and repayable on demand.
[3]	The balance represented the advances to OPS Holdings Limited for operational purpose. These amounts were unsecured, interest-free and repayable on demand.
[4]	The balance represented the prepayment of the rent of the office spaces to the related parties. The balances have been fully utilized in July 2024.
[5]	The balance represented the rental deposits paid to the related parties for the rent of the office spaces.
[6]	The balance as of June 30, 2024 and 2023 represented the advances for operational purposes. These amounts were unsecured, interest-free and repayable on demand.